Schedule of Statutory Rate and Effective Tax Rate (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Pretax Loss, Amount			$ (51,450)
US Federal statutory tax rate, Amount			$ (10,805)
US Federal statutory tax rate, Percent			21.00%	21.00%
State and local income taxes, net of Federal benefit, Amount
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent
Change in Federal valuation allowance, Amount			$ 10,805
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent			(21.00%)
Total, Amount	$ 55,741,000			$ 55,741,000
Total, Percent